DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivative instruments	$ 308		$ (320)
Reclassification adjustments for net loss (gain) realized and included in income (loss) on hedging instruments, net	226	$ (144)	(144)
Derivative, Notional Amount	$ 9,058		$ 15,715